Prepaid Financing Expense (Details Narrative) - CAD ($)	Dec. 29, 2023	Oct. 29, 2023
Prepaid Financing Expense
[custom:CreditFacilityToDirector-0]		$ 2,100,000
[custom:IssueOfPurchaseWarrants-0]	5,250,000
[custom:WarrantsVested-0]	2,625,000
[custom:FairValueOfTheVestedWarrants-0]	$ 798,188